Share Based Payments - Summary of Restricted Stock Unit Activity Under 2023 Plan (Details) - Restricted stock units [Member]	12 Months Ended
	Dec. 31, 2025 shares SFr / shares	Dec. 31, 2024 shares SFr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, Outstanding beginning balance	467,478
Number of awards, RSUs granted	714,813	476,908
Number of awards, RSUs vested/settled	(174,655)	(9,430)
Number of awards, Outstanding ending balance	1,007,636	467,478
Weighted average grant date fair value, RSUs granted | SFr / shares	SFr 15.36	SFr 9.83
Weighted average grant date fair value, RSUs vested/setttled | SFr / shares	10.24	10.51
Weighted average exercise price issued and exercised ending balance | SFr / shares	SFr 13.93	SFr 9.81
Range of expiration dates, RSUs granted	2035	2034
Range of expiration dates, RSUs vested/settled		2034
Range of expiration dates, Outstanding ending balance		2034
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expiration dates, RSUs vested/settled	2034
Range of expiration dates, Outstanding ending balance	2034
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expiration dates, RSUs vested/settled	2035
Range of expiration dates, Outstanding ending balance	2035